CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 69,154	$ 60,202	$ 53,505
Cost of sales and services	(15,630)	(13,258)	(10,400)
Gross profit	53,524	46,944	43,105
Operating expenses
Sales and marketing expenses	(30,811)	(28,213)	(25,725)
General and administrative expenses	(6,996)	(8,501)	(11,582)
Research and development expenses	(15,405)	(12,000)	(11,458)
Expected credit losses	(75)	(1,373)	0
Impairment loss on goodwill	(1,965)	0	0
Total operating expenses	(55,252)	(50,087)	(48,765)
Operating loss	(1,728)	(3,143)	(5,660)
Non-operating income and expenses
Interest income	6,134	7,708	9,498
Other income	28	55	33
Other gains and losses	1,319	(316)	1,675
Finance costs	(16)	(18)	(15)
Total non-operating income and expenses	7,465	7,429	11,191
Income before income tax	5,737	4,286	5,531
Income tax benefit (expense)	(1,094)	735	(115)
Net income	4,643	5,021	5,416
Components of other comprehensive income (loss) that will not be reclassified to profit or loss
Actuarial gains (losses) on defined benefit plans	(16)	31	(4)
Components of other comprehensive income (loss) that will be reclassified to profit or loss
Exchange differences arising on translation of foreign operations	43	(217)	(116)
Other comprehensive income (loss), net	27	(186)	(120)
Total comprehensive income	4,670	4,835	5,296
Net income attributable to:
Shareholders of the parent	4,643	5,021	5,416
Total comprehensive income attributable to:
Shareholders of the parent	$ 4,670	$ 4,835	$ 5,296
Earnings per share (in dollars)
Basic earnings per share of Class A and Class B Ordinary Shares (in USD per share)	$ 0.05	$ 0.05	$ 0.05
Diluted earnings per share of Class A and Class B Ordinary Shares (in USD per share)	$ 0.05	$ 0.05	$ 0.05